Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of balances with related parties

	As of
	December 31,
	2019	2020
Dividends receivable from associate (Note 5)	450	1,250
Other receivables	123	9
Total	573	1,259

	As of
	December 31,
	2019	2020
Ship management creditors	328	124
Amounts due to related parties	200	164

Schedule of transactions with related parties

			Statement of
	Company	Details	income account	2018	2019	2020
(a)	Egypt LNG Shipping Ltd.	Vessel management services	Revenues	(703)	(703)	(703)
(a)	Egypt LNG Shipping Ltd.	Sale of office property	Loss on disposal of non-current assets	—	—	572
(b)	Nea Dimitra Property	Office rent and utilities	General and administrative expenses	934	411	478
(b)	Nea Dimitra Property	Office rent	Financial costs/Depreciation	—	642	669
(b)	Nea Dimitra Property	Other office services	General and administrative expenses	—	1	1
(c)	Seres S.A.	Catering services	General and administrative expenses	372	361	268
(c)	Seres S.A.	Consultancy services	General and administrative expenses	56	55	56
(d)	Chartwell Management Inc.	Travel expenses	General and administrative expenses	—	284	23
(e)	Ceres Monaco S.A.M.	Professional services	General and administrative expenses	144	144	144
(e)	Ceres Monaco S.A.M.	Travel expenses	General and administrative expenses	—	13	1
(f)	A.S. Papadimitriou and Partners Law Firm	Professional services	General and administrative expenses	4	—	—
(g)	The Cool Pool Limited	Pool gross revenues	Revenues	(102,253)	(45,253)	—
(g)	The Cool Pool Limited	Pool gross bunkers	Voyage expenses and commissions	8,908	7,255	—
(g)	The Cool Pool Limited	Pool other voyage expenses	Voyage expenses and commissions	1,246	831	—
(g)	The Cool Pool Limited	Adjustment for net pool allocation	Net pool allocation	(17,818)	4,264	—
(h)	Ceres Shipping Ltd.	Travel expenses	General and administrative expenses	38	—	1
(h)	Ceres Shipping Ltd.	Professional services	General and administrative expenses	—	10	—
(a)

One of the Group’s subsidiaries, GasLog LNG Services Ltd. provides vessel management services to Egypt LNG Shipping Ltd., the LNG vessel owning company, in which another subsidiary, GasLog Shipping Company Ltd., holds a 25% ownership interest. In addition, in June 2020, GasLog LNG Services Ltd. agreed to sell a low-pressure turbine to Egypt LNG Shipping Ltd. to be installed on the Methane Nile Eagle. The disposal resulted in a loss of $572 (Note 6).

(b)	Through its subsidiary GasLog LNG Services Ltd., the Group leases office space in Piraeus, Greece, from an entity controlled by Ceres Shipping, Nea Dimitra Ktimatikh Kai Emporikh S.A.
(c)

GasLog LNG Services Ltd. has also entered into an agreement with Seres S.A., an entity controlled by the Livanos family, for the latter to provide catering services to the staff based in the Piraeus office. Amounts paid pursuant to the agreement are generally less than Euro 10 per person per day, but are slightly higher on special occasions. In addition, GasLog LNG Services Ltd. has entered into an agreement with Seres S.A. for the latter to provide human resources, telephone and documentation services for the staff based in Piraeus.

(d)	Chartwell Management Inc. is an entity controlled by the Livanos family which provides travel services to GasLog’s directors and officers.
(e)

GasLog entered into a consulting agreement for the services of an employee of Ceres Monaco S.A.M., an entity controlled by the Livanos family, for consultancy services in connection with the acquisition of GasLog’s shareholding in Gastrade. GasLog agreed to pay a fixed fee for work carried out between May 1, 2016 and December 31, 2017 in the sum of $100 and a consultancy arrangement fee of $12 per month up to December 31, 2020.

(f)

A.S. Papadimitriou and Partners Law Firm, an entity controlled by one of our directors, provided legal services in relation to the legal due diligence process of our investment in Gastrade. For the years ended December 31, 2019 and 2020, no amount was recognized in general and administrative expenses. (December 31, 2018: $4).

(g)

GasLog recognized gross revenues and total voyage expenses of $45,253 and $8,086, respectively, from the operation of its vessels in the Cool Pool during the year ended December 31, 2019 (December 31, 2018: $102,253 and $10,154, respectively). The aforementioned pool results were adjusted by a net loss of $4,264 (2018: net gain of $17,818) to include the net allocation from the pool in accordance with the profit sharing terms specified in the Pool Agreement.

(h)	Ceres Shipping Ltd., an entity controlled by the Livanos family, requested reimbursement of professional expenses provided during the year.
(i)

In the year ended December 31, 2020, Ceres Shipping Enterprises S.A., an entity controlled by the Livanos family, received a fee of $1,000 for consultancy services provided in relation to the Group’s debt re-financings completed in July and August 2020. This amount is classified under Deferred loan issuance costs (i.e. contra debt) and will be amortized over the duration of the respective facilities.

Schedule of remuneration of directors and key management

	For the year ended
	December 31,
	2018	2019	2020
Remuneration	7,011	7,536	8,663
Short-term benefits	136	172	181
Expense recognized in respect of share-based compensation	1,992	2,044	2,951
Total	9,139	9,752	11,795